Taxes (Details) - Schedule of reconciles income tax expense by statutory rate to the company’s actual income tax expense - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciles income tax expense by statutory rate to the company’s actual income tax expense [Abstract]
Income tax expense computed based on PRC statutory income tax rate		$ (5,118,519)	$ (1,179,508)	$ (1,285,220)
Effect of favorable income tax rate in certain entity in PRC		889,716	(164,071)	255,213
Non-PRC entities not subject to PRC tax	[1]	1,564,644	401,488	262,045
Research & Development (“R&D”) tax credit	[2]	(260,213)	(251,178)	(328,778)
Non-deductible expenses - permanent difference	[3]	588,191	826,034	730,909
Change in valuation allowance		2,339,650	937,209	776,885
Effective tax rate		$ 3,469	$ 569,974	$ 411,054

[1]	Represents the tax losses incurred from operations outside of China.
[2]	According to PRC tax regulations, 175% of current year R&D expense approved by the local tax authority may be deducted from tax income.
[3]	Represents expenses incurred by the Company that were not deductible for PRC income tax.